Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities - Summary of Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss after income tax expense for the year	$ (42,716,625)	$ (39,896,348)	$ (32,210,826)
Adjustments for:
Depreciation and amortization	2,261,858	2,061,819	2,063,462
Loss on disposal of plant and equipment	41	1,427	0
Share-based payments	1,796,286	2,001,572	1,486,841
Changes in fair value of US investor warrants	0	(131,896)	(591,070)
Net exchange difference	(283,057)	(296,038)	258,296
Net change in fair value of convertible note liability	125,317	139,048	324,736
Change in operating assets and liabilities:
Decrease/ (Increase) in current receivables	601,765	(1,607,705)	(2,249,376)
Decrease/ (Increase) in other operating assets	2,688,608	(1,152,563)	(782,505)
Increase in trade and other payables	537,565	3,272,412	1,435,459
Increase in employee benefits provision	167,013	252,452	35,231
Net cash outflows used in operating activities	$ (34,821,229)	$ (35,355,820)	$ (30,229,752)